The Cushing® NextGen Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2020

	Shares	Fair Value
Common Stock - 81.2%
Cloud Services - 2.1%
United States - 2.1%
Microsoft Corporation	890	$200,722

Communication Services - 6.2%
Italy - 3.2%
Infrastrutture Wireless Italiane SpA	31,008	302,132
Spain - 3.0%
Cellnex Telecom S.A.	4,405	282,179
		584,311
Data Centers - 3.3%
United States - 3.3%
Switch, Inc.	17,869	307,347

Diversified Midstream - 2.5%
Canada - 2.5%
Enbridge, Inc.	7,252	232,209

Electric Vehicle Components - 2.6%
Germany - 2.6%
Akasol AG	4,000	245,781

Electric Vehicle OEM - 1.7%
Cayman Islands - 1.7%
NIU Technologies	7,814	161,515

Electricity Generation - 1.6%
United States - 1.6%
FirstEnergy Corporation	5,320	152,099

GDS Services - 1.2%
United States - 1.2%
Sabre Corporation	16,464	115,083

Industrials - 1.8%
Mexico - 1.1%
Grupo Aeroportuario del Pacífico	1,335	103,436
United States - 0.7%
Covanta Holding Corporation	7,291	68,827
		172,263
Integrated Utility - 8.0%
Chile - 1.7%
Enel Americas SA	22,546	160,302
France - 2.3%
EDF	20,705	217,482
Italy - 4.0%
Enel Societa Per Azioni	40,978	369,007
		746,791
IT Services - 11.8%
Canada - 1.3%
Descartes Systems Group, Inc. (1)	1,959	119,401
Cayman Islands - 6.2%
21Vianet Group, Inc. (1)	19,000	440,990
GDS Holdings Limited (1)	1,800	145,692
Spain - 1.2%
Amadeus IT Group	2,000	111,960
United States - 3.1%
Fleetcor Technologies, Inc. (1)	635	159,671
Itron, Inc. (1)	2,227	132,662
		1,110,376
Natural Gas Gatherers & Processors - 0.3%
United States - 0.3%
Altus Midstream Company	2,370	31,189

Natural Gas Transportation & Storage - 3.1%
United States - 3.1%
Equitrans Midstream Corporation	27,962	287,449

NGL Pipeline - 1.1%
United States - 1.1%
Oneok, Inc.	3,703	101,758

Other Renewable Generation - 2.1%
Canada - 2.1%
Brookfield Renewable Corporation	3,914	199,301

Refiners - 1.4%
United States - 1.4%
Phillips 66	2,159	126,237

Renewable Distribution - 5.1%
Spain - 2.7%
Iberdrola S A	5,011	252,899
United States - 2.4%
NextEra Energy, Inc.	800	223,336
		476,235
Solar - 4.7%
United Kingdom - 1.9%
Atlantica Sustainable Infrastructure plc	6,000	180,180
United States - 2.8%
Enphase Energy, Inc. (1)	3,400	262,582
		442,762
Solar Generation - 8.0%
Spain - 8.0%
Solaria Energia	36,886	752,704

Tollroads - 2.4%
Italy - 2.4%
Atlantia Spa	14,070	223,816
		223,816
Utilities - 9.5%
France - 9.5%
ENGIE (1)	16,000	222,535
Suez SA	25,000	432,737
Veolia Environnement SA	10,000	241,056
		896,328
Water Utility - 0.7%
United States - 0.7%
Essential Untilities, Inc.	1,465	62,263
Total Common Stock (Cost $6,092,745)		$7,628,539

	Master Limited Partnerships and Related Companies - 7.7%	Units	Fair Value
	Crude Oil & Refined Products - 1.6%
	United States - 1.6%
	Phillips 66 Partners, L.P.	5,698	$153,390

	Crude Pipeline - 1.2%
	United States - 1.2%
	Enterprise Products Partners, L.P.	6,293	110,505

	Diversified Midstream - 1.5%
	United States - 1.5%
	Energy Transfer, L.P.	21,973	141,067

	Large Cap MLP - 1.5%
	United States - 1.5%
	Plains GP Holdings, L.P.	20,000	146,200

	Other Renewable Generation - 1.9%
	Bermuda - 1.9%
	Brookfield Renewable Partners, L.P.	3,890	176,762

	Total Master Limited Partnerships (Cost $787,311)		$727,924

		Shares	Fair Value
	Real Estate Investment Trusts - 29.4%
	Data Centers - 18.9%
	Singapore - 5.8%
	Keppel DC REIT	253,473	$542,138
	United States - 13.1%
	CyrusOne, Inc.	5,075	423,915
	Digital Realty Trust, Inc.	1,500	233,475
	Equinix, Inc.	382	301,696
	QTS Realty Trust, Inc.	4,000	271,280
			1,772,504
	Towers - 10.5%
	United States - 10.5%
	American Tower Corporation	1,536	382,694
	Crown Castle International Corporation	2,204	359,803
	SBA Communications Corporation	800	244,856
			987,353

	Total Real Estate Investment Trusts (Cost $2,227,806)		$2,759,857

		Shares	Fair Value
	Short-Term Investments - Investment Companies - 0.9%
	United States - 0.9%
	First American Government Obligations Fund - Class X, 0.07%(2)	43,998	$43,998
	First American Treasury Obligations Fund - Class X, 0.07%(2)	43,998	43,998
	Total Short-Term Investments (Cost $87,996)		$87,996

	Total Investments - 119.2% (Cost $9,195,858)		$11,204,316
	Liabilities in Excess of Other Assets - (19.2)%		(1,805,206)
	Total Net Assets Applicable to Unitholders - 100.0%		$9,399,110

	Percentages are stated as a percent of net assets.
(1)	No distribution or dividend was made during the period ended August 31, 2020. As such, it is classified as a non-income producing security as of August 31, 2020.
(2)	Rate reported is the current yield as of August 31, 2020.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2020	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$7,628,539	$7,628,539	$-	$-
Master Limited Partnerships and Related Companies (a)	727,924	727,924	-	-
Real Estate Investment Trusts (a)	2,759,857	2,759,857	-	-
Total Equity Securities	11,116,320	11,116,320	-	-
Other
Short Term Investments (a)	87,996	87,996	-	-
Total Other	87,996	87,996	-	-
Total Assets	$11,204,316	$11,204,316	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2020.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended August 31, 2020.